Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Summary of carrying amounts of intangible assets and goodwill	The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	TCCC franchise intangible	Brands	Software	Customer relationships	Non-TCCC franchise intangible	Assets under construction	Total intangibles	Goodwill
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2023	11,758	32	720	194	142	94	12,940	4,514
Additions	—	—	74	—	—	124	198	—
Acquisition of CCBPI	440	—	—	38	—	—	478	276
Disposals	—	(10)	(35)	—	—	—	(45)	—
Transfers and reclassifications	—	—	45	—	—	(50)	(5)	—
Currency translation adjustments	(51)	—	2	(2)	(4)	4	(51)	(73)
As at 31 December 2024	12,147	22	806	230	138	172	13,515	4,717
Additions	—	—	54	6	—	177	237	—
Disposals	—	—	(24)	—	(127)	—	(151)	—
Transfers and reclassifications	—	—	30	—	—	(24)	6	—
Currency translation adjustments	(348)	(1)	(19)	(6)	(9)	(2)	(385)	(167)
As at 31 December 2025	11,799	21	847	230	2	323	13,222	4,550
Accumulated amortisation and impairment:
As at 31 December 2023	—	—	(426)	(71)	(48)	—	(545)	—
Amortisation expense	—	—	(107)	(12)	(63)	—	(182)	—
Disposals	—	10	35	—	—	—	45	—
Impairment(A)	(67)	(10)	(4)	—	—	(2)	(83)	(30)
Currency translation adjustments	—	—	(5)	1	3	—	(1)	—
As at 31 December 2024	(67)	—	(507)	(82)	(108)	(2)	(766)	(30)
Amortisation expense	—	—	(109)	(12)	(31)	—	(152)	—
Disposals	—	—	24	—	127	—	151	—
Currency translation adjustments	10	—	14	(1)	10	2	35	16
As at 31 December 2025	(57)	—	(578)	(95)	(2)	—	(732)	(14)
Net book value:
As at 31 December 2023	11,758	32	294	123	94	94	12,395	4,514
As at 31 December 2024	12,080	22	299	148	30	170	12,749	4,687
As at 31 December 2025	11,742	21	269	135	—	323	12,490	4,536
(A) Amounts relate to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024.

Disclosure of information for cash-generating units	The following table identifies the carrying value of goodwill and indefinite lived intangible assets attributable to each significant CGU of the Group. In addition to the significant
CGUs of the Group, as at 31 December 2025, the Group had other CGUs with total indefinite lived intangible assets of €1,251 million (2024: €1,222 million) and goodwill of €335 million
(2024: €260 million).

	Year ended 31 December
	2025		2024
Cash generating unit	Indefinite lived intangible assets	Goodwill	Indefinite lived intangible assets	Goodwill
	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Australia	2,399	1,288	2,510	1,412
Great Britain	1,676	198	1,760	198
Germany	1,060	748	1,060	748
Pacific(A)	704	450	821	518
Philippines	384	242	440	276
(A)Pacific refers to New Zealand and Pacific Islands.
The recoverable amount of each CGU was determined through a value in use calculation, which uses cash flow projections for a five-year period. These projections reflect the impact of climate change on our business over the medium to long term, as well as the mitigating actions and strategies we are undertaking to support our commitment to reach
Net Zero by 2040. The key assumptions used in projecting these cash flows were as follows:
■Growth rate and operating margins: Cash flows were projected based on the Group’s strategic business plan. Cash flows for the terminal year and beyond were projected using an inflation-based long-term terminal growth rate between 2.0% and 4.5%.
■Discount rate: A weighted average cost of capital was applied specific to each CGU as a hurdle rate to discount cash flows. The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The following table summarises the pre-tax discount rate attributable to each significant CGU.

	2025	2024
	Pre-tax discount rate	Pre-tax discount rate
Cash generating unit	%	%
Iberia	9.3	9.3
Australia	11.8	11.3
Great Britain	9.3	9.3
Germany	9.8	10.1
Pacific(A)	11.3	11.3
Philippines	14.1	13.9
(A)Pacific refers to New Zealand and Pacific Islands.